Schedule of Investments (unaudited)
December 31, 2022
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Boeing Co.(a)	894,103	$ 170,317,680
General Dynamics Corp.	168,889	41,903,050
Howmet Aerospace, Inc.	590,115	23,256,432
Huntington Ingalls Industries, Inc.	63,387	14,622,113
L3Harris Technologies, Inc.	152,162	31,681,650
Lockheed Martin Corp.(b)	107,959	52,520,974
Northrop Grumman Corp.(b)	64,721	35,312,425
Raytheon Technologies Corp.	2,346,179	236,776,385
Textron, Inc.(b)	334,460	23,679,768
TransDigm Group, Inc.	43,489	27,382,849
		657,453,326
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	85,995	7,873,702
FedEx Corp.	382,071	66,174,697
United Parcel Service, Inc., Class B(b)	1,164,786	202,486,399
		276,534,798
Airlines — 0.4%
Alaska Air Group, Inc.(a)	209,490	8,995,501
American Airlines Group, Inc.(a)	1,076,406	13,691,884
Delta Air Lines, Inc.(a)	1,024,479	33,664,380
Southwest Airlines Co.	948,467	31,934,884
United Airlines Holdings, Inc.(a)	519,268	19,576,403
		107,863,052
Auto Components — 0.2%
Aptiv PLC(a)	432,501	40,278,818
BorgWarner, Inc.(b)	371,901	14,969,015
		55,247,833
Automobiles — 0.6%
Ford Motor Co.	6,303,531	73,310,066
General Motors Co.(b)	2,267,399	76,275,302
		149,585,368
Banks — 8.0%
Bank of America Corp.	11,139,129	368,927,952
Citigroup, Inc.	3,091,164	139,813,348
Citizens Financial Group, Inc.	787,493	31,003,599
Comerica, Inc.	207,989	13,904,065
Fifth Third Bancorp	1,096,594	35,979,249
First Republic Bank	292,209	35,617,355
Huntington Bancshares, Inc.	2,306,257	32,518,224
JPMorgan Chase & Co.	4,681,326	627,765,816
KeyCorp	1,493,954	26,024,679
M&T Bank Corp.	275,599	39,978,391
PNC Financial Services Group, Inc.	643,681	101,662,977
Regions Financial Corp.	1,493,965	32,209,885
Signature Bank	99,940	11,515,087
SVB Financial Group(a)	93,883	21,606,234
Truist Financial Corp.	2,117,490	91,115,595
U.S. Bancorp	2,157,923	94,107,022
Wells Fargo & Co.	6,081,457	251,103,359
Zions Bancorp N.A.	237,642	11,682,481
		1,966,535,318
Beverages — 0.9%
Brown-Forman Corp., Class B, NVS	130,685	8,583,391
Coca-Cola Co.	2,174,062	138,292,084
Constellation Brands, Inc., Class A	114,327	26,495,282
Keurig Dr Pepper, Inc.	680,417	24,263,670
Molson Coors Beverage Co., Class B(b)	298,603	15,384,027
		213,018,454
Security	Shares	Value
Biotechnology — 0.1%
Biogen, Inc.(a)	121,930	$ 33,764,856
Building Products — 0.9%
A O Smith Corp.	201,503	11,534,032
Allegion PLC	139,524	14,686,296
Carrier Global Corp.	1,334,663	55,054,849
Johnson Controls International PLC	1,099,140	70,344,960
Masco Corp.	103,890	4,848,546
Trane Technologies PLC	367,560	61,783,160
		218,251,843
Capital Markets — 5.2%
Bank of New York Mellon Corp.	1,173,888	53,435,382
BlackRock, Inc.(c)	239,721	169,873,492
Cboe Global Markets, Inc.	55,275	6,935,354
Charles Schwab Corp.(b)	998,098	83,101,640
CME Group, Inc., Class A	574,116	96,543,347
FactSet Research Systems, Inc.(b)	24,202	9,710,084
Franklin Resources, Inc.	451,187	11,902,313
Goldman Sachs Group, Inc.	540,455	185,581,438
Intercontinental Exchange, Inc.(b)	891,430	91,451,804
Invesco Ltd.	722,354	12,995,148
MarketAxess Holdings, Inc.	30,488	8,502,798
Moody’s Corp.	133,338	37,150,634
Morgan Stanley	2,103,954	178,878,169
MSCI, Inc., Class A(b)	55,033	25,599,701
Nasdaq, Inc.	193,827	11,891,286
Northern Trust Corp.	333,347	29,497,876
S&P Global, Inc.	531,451	178,004,198
State Street Corp.	585,622	45,426,699
T Rowe Price Group, Inc.	356,758	38,908,027
		1,275,389,390
Chemicals — 2.2%
Celanese Corp., Class A	160,418	16,401,136
Corteva, Inc.	355,159	20,876,246
Dow, Inc.	1,123,173	56,596,687
DuPont de Nemours, Inc.	792,858	54,413,845
Eastman Chemical Co.	190,580	15,520,835
Ecolab, Inc.	395,475	57,565,341
International Flavors & Fragrances, Inc.	406,921	42,661,598
Linde PLC	307,729	100,375,045
LyondellBasell Industries NV, Class A	403,416	33,495,631
PPG Industries, Inc.	375,089	47,163,691
Sherwin-Williams Co.	376,371	89,324,129
		534,394,184
Commercial Services & Supplies — 0.3%
Cintas Corp.	56,667	25,591,951
Republic Services, Inc.	148,349	19,135,537
Waste Management, Inc.	244,494	38,356,219
		83,083,707
Communications Equipment — 1.5%
Cisco Systems, Inc.	6,553,016	312,185,682
F5, Inc.(a)(b)	95,077	13,644,500
Juniper Networks, Inc.	531,531	16,987,731
Motorola Solutions, Inc.	120,297	31,001,740
		373,819,653
Construction Materials — 0.2%
Martin Marietta Materials, Inc.(b)	99,195	33,524,934
Vulcan Materials Co.	86,541	15,154,195
		48,679,129

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance — 0.7%
American Express Co.	486,565	$ 71,889,979
Capital One Financial Corp.	609,179	56,629,280
Discover Financial Services	182,274	17,831,865
Synchrony Financial	721,660	23,713,748
		170,064,872
Containers & Packaging — 0.6%
Amcor PLC	2,365,032	28,167,531
Avery Dennison Corp.(b)	129,723	23,479,863
Ball Corp.(b)	498,609	25,498,864
International Paper Co.	564,911	19,562,868
Packaging Corp. of America	146,968	18,798,677
Sealed Air Corp.(b)	229,770	11,460,928
Westrock Co.	419,724	14,757,496
		141,726,227
Distributors — 0.2%
Genuine Parts Co.	62,681	10,875,780
LKQ Corp.	406,972	21,736,375
Pool Corp.(b)	22,954	6,939,683
		39,551,838
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(a)	2,875,506	888,243,803
Diversified Telecommunication Services — 2.0%
AT&T Inc.	11,374,505	209,404,637
Lumen Technologies, Inc.	1,587,990	8,289,308
Verizon Communications, Inc.	6,702,793	264,090,044
		481,783,989
Electric Utilities — 4.2%
Alliant Energy Corp.	402,382	22,215,510
American Electric Power Co., Inc.	820,109	77,869,350
Constellation Energy Corp.	521,924	44,995,068
Duke Energy Corp.	1,228,989	126,573,577
Edison International	609,625	38,784,343
Entergy Corp.	324,966	36,558,675
Evergy, Inc.	367,825	23,147,227
Eversource Energy	555,876	46,604,644
Exelon Corp.	1,585,977	68,561,786
FirstEnergy Corp.	867,631	36,388,444
NextEra Energy, Inc.	3,171,470	265,134,892
NRG Energy, Inc.	193,937	6,171,075
Pinnacle West Capital Corp.	179,704	13,664,692
PPL Corp.	1,176,415	34,374,846
Southern Co.	1,737,493	124,074,375
Xcel Energy, Inc.	873,396	61,233,794
		1,026,352,298
Electrical Equipment — 1.1%
AMETEK, Inc.(b)	183,851	25,687,662
Eaton Corp. PLC	634,726	99,620,246
Emerson Electric Co.	943,711	90,652,878
Generac Holdings, Inc.(a)(b)	100,637	10,130,120
Rockwell Automation, Inc.(b)	183,289	47,209,748
		273,300,654
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	79,558	14,207,468
Corning, Inc.	1,215,292	38,816,426
Keysight Technologies, Inc.(a)	131,799	22,546,855
TE Connectivity Ltd.	507,641	58,277,187
Teledyne Technologies, Inc.(a)	74,953	29,974,454
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)	391,712	$ 19,804,959
Zebra Technologies Corp., Class A(a)	82,806	21,232,286
		204,859,635
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	1,598,315	47,198,242
Halliburton Co.	1,449,215	57,026,610
Schlumberger Ltd.	1,063,658	56,863,157
		161,088,009
Entertainment — 2.4%
Activision Blizzard, Inc.	466,427	35,704,987
Electronic Arts, Inc.(b)	133,300	16,286,594
Live Nation Entertainment, Inc.(a)	226,879	15,822,541
Netflix, Inc.(a)(b)	710,243	209,436,456
Take-Two Interactive Software, Inc.(a)(b)	252,547	26,297,719
Walt Disney Co.(a)(b)	2,909,560	252,782,573
Warner Bros Discovery, Inc., Class A(a)(b)	3,530,229	33,466,571
		589,797,441
Equity Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities, Inc.	238,551	34,749,724
American Tower Corp.	349,262	73,994,647
AvalonBay Communities, Inc.	223,430	36,088,414
Boston Properties, Inc.	226,575	15,311,939
Camden Property Trust	169,204	18,930,544
Crown Castle, Inc.	691,128	93,744,602
Digital Realty Trust, Inc.	458,880	46,011,898
Equinix, Inc.	147,679	96,734,175
Equity Residential	543,541	32,068,919
Essex Property Trust, Inc.	103,811	21,999,627
Extra Space Storage, Inc.	106,349	15,652,446
Federal Realty Investment Trust	116,084	11,729,127
Healthpeak Properties, Inc.	861,778	21,604,774
Host Hotels & Resorts, Inc.	1,135,685	18,227,744
Invitation Homes, Inc.	929,178	27,540,836
Iron Mountain, Inc.	170,840	8,516,374
Kimco Realty Corp.	982,309	20,805,305
Mid-America Apartment Communities, Inc.	184,684	28,993,541
Prologis, Inc.	1,473,200	166,073,836
Public Storage	96,105	26,927,660
Realty Income Corp.	1,000,913	63,487,912
Regency Centers Corp.	244,618	15,288,625
SBA Communications Corp.	76,163	21,349,251
Simon Property Group, Inc.	521,786	61,299,419
UDR, Inc.	486,039	18,824,290
Ventas, Inc.	639,385	28,804,294
VICI Properties, Inc.	663,808	21,507,379
Vornado Realty Trust	271,170	5,643,048
Welltower, Inc.(b)	754,136	49,433,615
Weyerhaeuser Co.	502,615	15,581,065
		1,116,925,030
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	240,180	109,642,170
Kroger Co.	1,039,598	46,345,279
Sysco Corp.	808,791	61,832,072
Walgreens Boots Alliance, Inc.	1,145,585	42,799,055
Walmart, Inc.	2,252,578	319,393,035
		580,011,611
Food Products — 1.3%
Archer-Daniels-Midland Co.	447,175	41,520,199
Campbell Soup Co.(b)	130,778	7,421,651
Conagra Brands, Inc.	766,493	29,663,279

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
General Mills, Inc.	303,976	$ 25,488,388
Hormel Foods Corp.	128,744	5,864,289
J M Smucker Co.	170,538	27,023,451
Kellogg Co.	182,949	13,033,287
Kraft Heinz Co.	1,270,729	51,731,378
McCormick & Co., Inc., NVS	195,028	16,165,871
Mondelez International, Inc., Class A	1,002,572	66,821,424
Tyson Foods, Inc., Class A	463,254	28,837,561
		313,570,778
Gas Utilities — 0.0%
Atmos Energy Corp.	86,645	9,710,305
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	1,335,700	146,646,503
Align Technology, Inc.(a)	116,393	24,547,284
Baxter International, Inc.	804,761	41,018,668
Becton Dickinson and Co.(b)	455,168	115,749,222
Boston Scientific Corp.(a)(b)	1,074,390	49,712,025
Cooper Cos., Inc.(b)	79,006	26,124,914
DENTSPLY SIRONA, Inc.	355,213	11,309,982
Edwards Lifesciences Corp.(a)	986,722	73,619,329
IDEXX Laboratories, Inc.(a)(b)	67,090	27,370,036
Intuitive Surgical, Inc.(a)	287,647	76,327,132
Medtronic PLC	2,121,297	164,867,203
ResMed, Inc.	107,993	22,476,583
STERIS PLC(b)	158,557	29,283,892
Stryker Corp.	537,527	131,419,976
Teleflex, Inc.(b)	74,503	18,598,184
Zimmer Biomet Holdings, Inc.	334,931	42,703,703
		1,001,774,636
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	258,471	42,831,229
Cardinal Health, Inc.	418,888	32,199,921
Centene Corp.(a)	903,740	74,115,717
Cigna Corp.	248,850	82,453,959
CVS Health Corp.	2,097,063	195,425,301
DaVita, Inc.(a)(b)	92,704	6,922,208
HCA Healthcare, Inc.	155,765	37,377,369
Henry Schein, Inc.(a)	215,286	17,194,893
Humana, Inc.	72,781	37,277,700
Laboratory Corp. of America Holdings	141,622	33,349,149
McKesson Corp.	122,202	45,840,414
Quest Diagnostics, Inc.	61,500	9,621,060
Universal Health Services, Inc., Class B(b)	101,902	14,356,973
		628,965,893
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.(a)	61,902	124,749,862
Caesars Entertainment, Inc.(a)(b)	340,792	14,176,947
Carnival Corp.(a)(b)	1,645,356	13,261,569
Darden Restaurants, Inc.	194,385	26,889,277
Domino’s Pizza, Inc.(b)	30,363	10,517,743
Expedia Group, Inc.(a)	239,140	20,948,664
Hilton Worldwide Holdings, Inc.(b)	224,908	28,419,375
Las Vegas Sands Corp.(a)(b)	526,151	25,292,079
Marriott International, Inc., Class A	210,710	31,372,612
McDonald’s Corp.	444,202	117,060,553
MGM Resorts International	506,254	16,974,697
Norwegian Cruise Line Holdings Ltd.(a)(b)	703,872	8,615,393
Royal Caribbean Cruises Ltd.(a)	348,574	17,230,013
Starbucks Corp.	897,688	89,050,650
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(a)(b)	163,776	$ 13,506,607
Yum! Brands, Inc.	161,059	20,628,437
		578,694,478
Household Durables — 0.6%
DR Horton, Inc.(b)	249,757	22,263,339
Garmin Ltd.	243,545	22,476,768
Lennar Corp., Class A	406,842	36,819,201
Mohawk Industries, Inc.(a)	87,931	8,988,307
Newell Brands, Inc.	597,805	7,819,289
NVR, Inc.(a)	4,806	22,168,060
PulteGroup, Inc.	361,840	16,474,575
Whirlpool Corp.	86,519	12,238,978
		149,248,517
Household Products — 1.6%
Church & Dwight Co., Inc.	389,860	31,426,614
Clorox Co.	107,791	15,126,311
Colgate-Palmolive Co.	599,830	47,260,606
Kimberly-Clark Corp.	280,220	38,039,865
Procter & Gamble Co.	1,701,903	257,940,419
		389,793,815
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	434,975	12,509,881
Industrial Conglomerates — 2.0%
3M Co.	882,154	105,787,908
General Electric Co.(b)	1,743,874	146,119,202
Honeywell International, Inc.	1,073,019	229,947,972
		481,855,082
Insurance — 2.9%
Aflac, Inc.	903,058	64,965,992
Allstate Corp.	423,256	57,393,514
American International Group, Inc.	1,185,784	74,988,980
Aon PLC, Class A(b)	112,379	33,729,433
Arthur J. Gallagher & Co.(b)	121,645	22,934,948
Assurant, Inc.	75,135	9,396,383
Brown & Brown, Inc.	156,709	8,927,712
Chubb Ltd.	284,843	62,836,366
Cincinnati Financial Corp.	251,629	25,764,293
Everest Re Group Ltd.	26,752	8,862,135
Globe Life, Inc.	43,111	5,197,031
Hartford Financial Services Group, Inc.	507,944	38,517,394
Lincoln National Corp.	257,886	7,922,258
Loews Corp.(b)	316,607	18,467,686
Marsh & McLennan Cos., Inc.	284,989	47,159,980
MetLife, Inc.	1,051,849	76,122,312
Principal Financial Group, Inc.	140,128	11,759,542
Prudential Financial, Inc.	587,324	58,415,245
Travelers Cos., Inc.	172,332	32,310,527
Willis Towers Watson PLC	171,925	42,049,416
		707,721,147
Interactive Media & Services — 1.8%
Match Group, Inc.(a)(b)	448,432	18,605,444
Meta Platforms, Inc., Class A(a)	3,588,837	431,880,644
		450,486,088
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(a)(b)	7,649,095	642,523,980
eBay, Inc.	866,823	35,947,150
Etsy, Inc.(a)(b)	83,852	10,043,792
		688,514,922

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 3.1%
Accenture PLC, Class A	512,856	$ 136,850,495
Akamai Technologies, Inc.(a)(b)	252,118	21,253,547
Broadridge Financial Solutions, Inc.	97,182	13,035,022
Cognizant Technology Solutions Corp., Class A	820,200	46,907,238
DXC Technology Co.(a)(b)	383,371	10,159,332
EPAM Systems, Inc.(a)(b)	29,240	9,583,118
Fidelity National Information Services, Inc.	947,030	64,255,985
Fiserv, Inc.(a)(b)	314,726	31,809,357
FleetCor Technologies, Inc.(a)	55,052	10,111,951
Global Payments, Inc.	431,609	42,867,406
International Business Machines Corp.	1,442,954	203,297,789
Paychex, Inc.	219,059	25,314,458
PayPal Holdings, Inc.(a)	1,819,452	129,581,371
VeriSign, Inc.(a)	74,713	15,349,039
		760,376,108
Leisure Products — 0.1%
Hasbro, Inc.	211,358	12,894,952
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	189,439	28,349,546
Bio-Rad Laboratories, Inc., Class A(a)	34,198	14,379,917
Bio-Techne Corp.	129,642	10,744,729
Charles River Laboratories International, Inc.(a)	80,816	17,609,806
Illumina, Inc.(a)	251,052	50,762,714
IQVIA Holdings, Inc.(a)	154,386	31,632,148
Mettler-Toledo International, Inc.(a)	12,401	17,925,026
PerkinElmer, Inc.	201,936	28,315,466
West Pharmaceutical Services, Inc.(b)	118,481	27,884,503
		227,603,855
Machinery — 2.2%
Caterpillar, Inc.	332,232	79,589,498
Cummins, Inc.	110,621	26,802,362
Dover Corp.	224,433	30,390,473
Fortive Corp.	565,108	36,308,189
IDEX Corp.	51,507	11,760,593
Illinois Tool Works, Inc.	218,600	48,157,580
Ingersoll Rand, Inc.	647,030	33,807,318
Nordson Corp.	86,261	20,505,965
Otis Worldwide Corp.	664,871	52,066,048
PACCAR, Inc.	555,025	54,930,824
Parker-Hannifin Corp.	204,926	59,633,466
Pentair PLC	261,277	11,752,239
Snap-on, Inc.	36,310	8,296,472
Stanley Black & Decker, Inc.	234,975	17,651,322
Westinghouse Air Brake Technologies Corp.	290,903	29,035,028
Xylem, Inc.(b)	288,088	31,853,890
		552,541,267
Media — 1.6%
Charter Communications, Inc., Class A(a)(b)	171,420	58,128,522
Comcast Corp., Class A	6,884,980	240,767,750
DISH Network Corp., Class A(a)(b)	420,506	5,903,904
Fox Corp., Class A, NVS	480,418	14,590,295
Fox Corp., Class B	231,433	6,584,269
Interpublic Group of Cos., Inc.	617,087	20,555,168
News Corp., Class A, NVS	607,299	11,052,842
News Corp., Class B(b)	199,189	3,673,045
Omnicom Group, Inc.	323,876	26,418,565
Paramount Global, Class B, NVS	802,145	13,540,208
		401,214,568
Metals & Mining — 0.2%
Newmont Corp.	1,266,797	59,792,818
Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	734,567	$ 109,479,866
Multi-Utilities — 1.6%
Ameren Corp.	412,897	36,714,801
CenterPoint Energy, Inc.	1,006,609	30,188,204
CMS Energy Corp.	464,273	29,402,409
Consolidated Edison, Inc.	566,362	53,979,962
Dominion Energy, Inc.	1,329,883	81,548,426
DTE Energy Co.	309,459	36,370,717
NiSource, Inc.	645,072	17,687,874
Public Service Enterprise Group, Inc.	796,307	48,789,730
Sempra Energy	200,980	31,059,449
WEC Energy Group, Inc.	242,592	22,745,426
		388,486,998
Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan, Inc.	3,156,848	57,075,812
Marathon Petroleum Corp.	388,935	45,268,144
Phillips 66	754,312	78,508,793
Valero Energy Corp.	549,338	69,689,019
		250,541,768
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A(b)	369,112	91,580,378
Pharmaceuticals — 1.8%
Catalent, Inc.(a)	285,837	12,865,523
Johnson & Johnson	1,585,599	280,096,063
Organon & Co.	423,405	11,825,702
Viatris, Inc.	1,926,128	21,437,805
Zoetis, Inc., Class A	743,844	109,010,338
		435,235,431
Professional Services — 0.4%
Equifax, Inc.	99,180	19,276,625
Jacobs Solutions, Inc.	204,366	24,538,225
Leidos Holdings, Inc.	75,980	7,992,336
Robert Half International, Inc.(b)	172,336	12,723,567
Verisk Analytics, Inc.	135,290	23,867,862
		88,398,615
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	504,472	38,824,165
Road & Rail — 1.0%
CSX Corp.	1,744,799	54,053,873
Norfolk Southern Corp.	369,499	91,051,943
Union Pacific Corp.	490,595	101,587,507
		246,693,323
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(a)(b)	1,183,707	76,668,702
Analog Devices, Inc.	435,067	71,364,040
Broadcom, Inc.	258,551	144,563,621
Intel Corp.	6,586,583	174,083,389
Microchip Technology, Inc.	448,304	31,493,356
Micron Technology, Inc.	1,735,086	86,719,598
NXP Semiconductors NV(b)	168,758	26,668,827
Qorvo, Inc.(a)	161,030	14,595,759
Skyworks Solutions, Inc.	257,014	23,421,686
Teradyne, Inc.(b)	126,166	11,020,600
Texas Instruments, Inc.	535,940	88,548,007
		749,147,585
Software — 7.6%
Adobe, Inc.(a)	393,252	132,341,096
ANSYS, Inc.(a)	139,191	33,627,154

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Autodesk, Inc.(a)	155,339	$ 29,028,199
Ceridian HCM Holding, Inc.(a)(b)	243,961	15,650,098
Gen Digital, Inc.	432,751	9,273,854
Intuit, Inc.	211,428	82,292,006
Microsoft Corp.	4,996,811	1,198,335,213
Oracle Corp.	1,005,621	82,199,461
Roper Technologies, Inc.	169,260	73,135,553
Salesforce, Inc.(a)(b)	1,595,966	211,609,132
Tyler Technologies, Inc.(a)	35,047	11,299,503
		1,878,791,269
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	95,484	14,039,013
Bath & Body Works, Inc.	362,735	15,285,653
Best Buy Co., Inc.	320,769	25,728,882
CarMax, Inc.(a)(b)	250,980	15,282,172
Home Depot, Inc.	767,908	242,551,421
Lowe’s Cos., Inc.	307,085	61,183,615
Ross Stores, Inc.	553,906	64,291,869
TJX Cos., Inc.	667,080	53,099,568
		491,462,193
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	2,056,561	32,822,713
HP, Inc.	1,413,556	37,982,250
NetApp, Inc.	345,254	20,735,955
Seagate Technology Holdings PLC	304,965	16,044,209
Western Digital Corp.(a)	518,978	16,373,756
		123,958,883
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	2,010,425	235,239,829
Ralph Lauren Corp., Class A	65,261	6,896,130
Tapestry, Inc.	382,729	14,574,320
VF Corp.	524,583	14,483,737
		271,194,016
Tobacco — 0.7%
Altria Group, Inc.	1,372,931	62,756,676
Philip Morris International, Inc.	1,138,085	115,185,583
		177,942,259
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	468,174	$ 22,153,994
United Rentals, Inc.(a)	110,665	39,332,554
		61,486,548
Water Utilities — 0.2%
American Water Works Co., Inc.	290,184	44,229,845
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)(b)	305,002	42,700,280
Total Long-Term Investments — 99.7% (Cost: $24,842,592,007)		24,584,748,850
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	302,606,571	302,697,353
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	45,874,298	45,874,298
Total Short-Term Securities — 1.4% (Cost: $348,453,676)		348,571,651
Total Investments — 101.1% (Cost: $25,191,045,683)		24,933,320,501
Liabilities in Excess of Other Assets — (1.1)%		(269,690,448)
Net Assets — 100.0%		$ 24,663,630,053
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 121,421,682	$ 181,193,728(a)	$ —	$ (19,638)	$ 101,581	$ 302,697,353	302,606,571	$ 465,879(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	38,340,000	7,534,298(a)	—	—	—	45,874,298	45,874,298	632,960	26
BlackRock, Inc.	71,414,743	113,567,039	(11,543,777)	4,239,385	(7,803,898)	169,873,492	239,721	1,431,855	—
				$ 4,219,747	$ (7,702,317)	$ 518,445,143		$ 2,530,694	$ 26
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	385	03/17/23	$ 74,324	$ (282,068)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 24,584,748,850	$ —	$ —	$ 24,584,748,850
Short-Term Securities
Money Market Funds	348,571,651	—	—	348,571,651
	$ 24,933,320,501	$ —	$ —	$ 24,933,320,501
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (282,068)	$ —	$ —	$ (282,068)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s